Revenue and Cost of Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue and Cost of Revenue [Abstract]
Schedule of Revenue

Revenue

	Year ended December 31
	2024	2023	2022
	U.S. dollar in thousands
Software as a Service:
Web data collection	30,913	21,291	8,480
Consumer internet access	873	2,418	3,371
Advertising services	38	2,812	6,699
	31,824	26,521	18,550

Schedule of Revenue by Geographic Area

Revenue by Geographic Area

	Year ended December 31
	2024	2023	2022
	U.S. dollar in thousands
China	5,269	1,730	425
U.S.	4,403	5,534	4,110
United Arab Emirates	6,460	3,155	417
Europe	4,313	5,210	2,599
Asia Pacific	3,443	2,296	411
U.K. Virgin Islands	32	3,109	7,009
Hong-Kong	4,381	339	118
Middle East & Africa	2,083	2,166	471
Israel	788	2,149	177
Other	652	833	2,813
	31,824	26,521	18,550

Schedule of Cost of Revenue

Cost of revenue

	Year ended December 31
	2024	2023	2022
	U.S. dollar in thousands
Payroll and related expenses	314	376	364
Share-based payment	24	8	20
Internet protocols addresses’ costs	5,462	3,848	2,135
Networks and servers	1,188	758	570
Traffic acquisition costs	32	1,080	3,070
Platform providers fees	184	679	1,113
Amortization and impairment of intangible assets and depreciation	590	903	1,116
Other	121	59	14
	7,915	7,711	8,402